Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000001642 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	30.50%
C000001642 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	17.20%
C000001642 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Total Investments	7.10%
C000001642 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Total Investments	7.10%
C000001642 | Hyatt Hotels Corp.
Holdings [Line Items]
Percent of Total Investments	5.80%
C000001642 | The Charles Schwab Corp.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000001642 | IDEXX Laboratories, Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000001642 | FactSet Research Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000001642 | Gartner, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000001642 | Vail Resorts, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000001642 | Top 10 Total
Holdings [Line Items]
Percent of Total Investments	86.90%
C000001642 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	41.70%
C000001642 | Industrials
Holdings [Line Items]
Percent of Total Investments	18.10%
C000001642 | Financials
Holdings [Line Items]
Percent of Total Investments	18.00%
C000001642 | Real Estate
Holdings [Line Items]
Percent of Total Investments	8.10%
C000001642 | Information Technology
Holdings [Line Items]
Percent of Total Investments	6.00%
C000001642 | Health Care
Holdings [Line Items]
Percent of Total Investments	4.20%
C000001642 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.00%
C000077805 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	30.50%
C000077805 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	17.20%
C000077805 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Total Investments	7.10%
C000077805 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Total Investments	7.10%
C000077805 | Hyatt Hotels Corp.
Holdings [Line Items]
Percent of Total Investments	5.80%
C000077805 | The Charles Schwab Corp.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000077805 | IDEXX Laboratories, Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000077805 | FactSet Research Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000077805 | Gartner, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000077805 | Vail Resorts, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000077805 | Top 10 Total
Holdings [Line Items]
Percent of Total Investments	86.90%
C000077805 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	41.70%
C000077805 | Industrials
Holdings [Line Items]
Percent of Total Investments	18.10%
C000077805 | Financials
Holdings [Line Items]
Percent of Total Investments	18.00%
C000077805 | Real Estate
Holdings [Line Items]
Percent of Total Investments	8.10%
C000077805 | Information Technology
Holdings [Line Items]
Percent of Total Investments	6.00%
C000077805 | Health Care
Holdings [Line Items]
Percent of Total Investments	4.20%
C000077805 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.00%
C000174760 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	30.50%
C000174760 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	17.20%
C000174760 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Total Investments	7.10%
C000174760 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Total Investments	7.10%
C000174760 | Hyatt Hotels Corp.
Holdings [Line Items]
Percent of Total Investments	5.80%
C000174760 | The Charles Schwab Corp.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000174760 | IDEXX Laboratories, Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000174760 | FactSet Research Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000174760 | Gartner, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000174760 | Vail Resorts, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000174760 | Top 10 Total
Holdings [Line Items]
Percent of Total Investments	86.90%
C000174760 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	41.70%
C000174760 | Industrials
Holdings [Line Items]
Percent of Total Investments	18.10%
C000174760 | Financials
Holdings [Line Items]
Percent of Total Investments	18.00%
C000174760 | Real Estate
Holdings [Line Items]
Percent of Total Investments	8.10%
C000174760 | Information Technology
Holdings [Line Items]
Percent of Total Investments	6.00%
C000174760 | Health Care
Holdings [Line Items]
Percent of Total Investments	4.20%
C000174760 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.00%
C000065146 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000065146 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000065146 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000065146 | Hyatt Hotels Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000065146 | IDEXX Laboratories, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000065146 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C000065146 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000065146 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000065146 | On Holding AG
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000065146 | Interactive Brokers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000065146 | Red Rock Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000065146 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000065146 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000065146 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000065146 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000065146 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000065146 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000065146 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000065146 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000077806 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000077806 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000077806 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077806 | Hyatt Hotels Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000077806 | IDEXX Laboratories, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000077806 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C000077806 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000077806 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000077806 | On Holding AG
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000077806 | Interactive Brokers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000077806 | Red Rock Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077806 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
C000077806 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000077806 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000077806 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000077806 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000077806 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000077806 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000077806 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000174761 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000174761 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000174761 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000174761 | Hyatt Hotels Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000174761 | IDEXX Laboratories, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174761 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C000174761 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000174761 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000174761 | On Holding AG
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174761 | Interactive Brokers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000174761 | Red Rock Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000174761 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3]
C000174761 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000174761 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000174761 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000174761 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000174761 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000174761 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000174761 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000073358 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000073358 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000073358 | Constellation Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000073358 | eDreams ODIGEO SA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000073358 | HD Korea Shipbuilding & Offshore Engineering Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000073358 | BNP Paribas S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000073358 | Linde Public Limited Company
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000073358 | Ajinomoto Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000073358 | Argenx SE
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000073358 | Waga Energy SA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000073358 | Oddity Tech Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000073358 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000073358 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[4]
C000073358 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000073358 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000073358 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000073358 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000073358 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000073358 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000073358 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000073358 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000073358 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000073358 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000073358 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000073358 | India
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000073358 | France
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000073358 | China
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000073358 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000073358 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000073358 | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000073358 | Israel
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000073358 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000077807 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000077807 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000077807 | Constellation Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077807 | eDreams ODIGEO SA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000077807 | HD Korea Shipbuilding & Offshore Engineering Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000077807 | BNP Paribas S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000077807 | Linde Public Limited Company
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077807 | Ajinomoto Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077807 | Argenx SE
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077807 | Waga Energy SA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077807 | Oddity Tech Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077807 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000077807 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[5]
C000077807 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000077807 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000077807 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000077807 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000077807 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000077807 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000077807 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000077807 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000077807 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000077807 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000077807 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000077807 | India
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000077807 | France
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000077807 | China
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000077807 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000077807 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000077807 | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000077807 | Israel
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000077807 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000174762 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000174762 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000174762 | Constellation Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000174762 | eDreams ODIGEO SA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174762 | HD Korea Shipbuilding & Offshore Engineering Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174762 | BNP Paribas S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174762 | Linde Public Limited Company
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174762 | Ajinomoto Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000174762 | Argenx SE
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174762 | Waga Energy SA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174762 | Oddity Tech Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174762 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000174762 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[6]
C000174762 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000174762 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000174762 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000174762 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000174762 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000174762 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000174762 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000174762 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000174762 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000174762 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000174762 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000174762 | India
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000174762 | France
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000174762 | China
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000174762 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000174762 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000174762 | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000174762 | Israel
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000174762 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000082256 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000082256 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000082256 | Jones Lang LaSalle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000082256 | Brookfield Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000082256 | CBRE Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000082256 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000082256 | Toll Brothers, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000082256 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000082256 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000082256 | Wynn Resorts Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000082256 | SiteOne Landscape Supply, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000082256 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[7]
C000082256 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000082256 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000082256 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000082256 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000082256 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000082256 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000082257 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000082257 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000082257 | Jones Lang LaSalle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000082257 | Brookfield Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000082257 | CBRE Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000082257 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000082257 | Toll Brothers, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000082257 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000082257 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000082257 | Wynn Resorts Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000082257 | SiteOne Landscape Supply, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000082257 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[8]
C000082257 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000082257 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000082257 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000082257 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000082257 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000082257 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000165214 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000165214 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000165214 | Jones Lang LaSalle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000165214 | Brookfield Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000165214 | CBRE Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000165214 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000165214 | Toll Brothers, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000165214 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000165214 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000165214 | Wynn Resorts Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000165214 | SiteOne Landscape Supply, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000165214 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[9]
C000165214 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000165214 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000165214 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000165214 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000165214 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000165214 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000095861 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000095861 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000095861 | HD Korea Shipbuilding & Offshore Engineering Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000095861 | Tencent Holdings Limited
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000095861 | Bharti Airtel Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000095861 | Alibaba Group Holding Limited
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000095861 | Bajaj Finance Limited
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000095861 | Contemporary Amperex Technology Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000095861 | Full Truck Alliance Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000095861 | HD Hyundai Heavy Industries Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000095861 | Kingdee International Software Group Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000095861 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000095861 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[10]
C000095861 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000095861 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000095861 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000095861 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000095861 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000095861 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000095861 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000095861 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000095861 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000095861 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000095861 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000095861 | India
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000095861 | China
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000095861 | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000095861 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000095861 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000095861 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000095861 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095861 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000095861 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000095862 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000095862 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000095862 | HD Korea Shipbuilding & Offshore Engineering Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000095862 | Tencent Holdings Limited
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000095862 | Bharti Airtel Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000095862 | Alibaba Group Holding Limited
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000095862 | Bajaj Finance Limited
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000095862 | Contemporary Amperex Technology Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000095862 | Full Truck Alliance Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000095862 | HD Hyundai Heavy Industries Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000095862 | Kingdee International Software Group Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000095862 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000095862 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[11]
C000095862 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000095862 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000095862 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000095862 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000095862 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000095862 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000095862 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000095862 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000095862 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000095862 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000095862 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000095862 | India
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000095862 | China
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000095862 | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000095862 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000095862 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000095862 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000095862 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095862 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000095862 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000165215 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000165215 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000165215 | HD Korea Shipbuilding & Offshore Engineering Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000165215 | Tencent Holdings Limited
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000165215 | Bharti Airtel Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000165215 | Alibaba Group Holding Limited
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000165215 | Bajaj Finance Limited
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000165215 | Contemporary Amperex Technology Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000165215 | Full Truck Alliance Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000165215 | HD Hyundai Heavy Industries Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000165215 | Kingdee International Software Group Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000165215 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000165215 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[12]
C000165215 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000165215 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000165215 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000165215 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000165215 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000165215 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000165215 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000165215 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000165215 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000165215 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000165215 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000165215 | India
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000165215 | China
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000165215 | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000165215 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000165215 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000165215 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000165215 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000165215 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000165215 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000112440 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000112440 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000112440 | Argenx SE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000112440 | Bajaj Finance Limited
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112440 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000112440 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000112440 | Shopify, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000112440 | Coupang, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000112440 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000112440 | Snowflake, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000112440 | Datadog, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000112440 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000112440 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[13]
C000112440 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000112440 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000112440 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[14]
C000112440 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000112440 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000112440 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000112440 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000112440 | India
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000112440 | China
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112440 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000112440 | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000112440 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000112440 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000112440 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000112440 | United States
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000112440 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000112441 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000112441 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000112441 | Argenx SE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000112441 | Bajaj Finance Limited
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112441 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000112441 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000112441 | Shopify, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000112441 | Coupang, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000112441 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000112441 | Snowflake, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000112441 | Datadog, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000112441 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000112441 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[15]
C000112441 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000112441 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000112441 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[16]
C000112441 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000112441 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000112441 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000112441 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000112441 | India
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000112441 | China
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112441 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000112441 | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000112441 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000112441 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000112441 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000112441 | United States
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000112441 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000174764 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000174764 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000174764 | Argenx SE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000174764 | Bajaj Finance Limited
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000174764 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000174764 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000174764 | Shopify, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000174764 | Coupang, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000174764 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000174764 | Snowflake, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000174764 | Datadog, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000174764 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000174764 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[17]
C000174764 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000174764 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000174764 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[18]
C000174764 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000174764 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000174764 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174764 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000174764 | India
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000174764 | China
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174764 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000174764 | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000174764 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174764 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000174764 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000174764 | United States
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000174764 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000196927 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000196927 | Brookfield Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000196927 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000196927 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000196927 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000196927 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000196927 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000196927 | EastGroup Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000196927 | Smartstop Self Storage REIT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000196927 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000196927 | Vornado Realty Trust
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000196927 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[19]
C000196927 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000196927 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000196927 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000196927 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	80.00%
C000196927 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000196928 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000196928 | Brookfield Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000196928 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000196928 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000196928 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000196928 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000196928 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000196928 | EastGroup Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000196928 | Smartstop Self Storage REIT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000196928 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000196928 | Vornado Realty Trust
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000196928 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[20]
C000196928 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000196928 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000196928 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000196928 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	80.00%
C000196928 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000196929 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000196929 | Brookfield Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000196929 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000196929 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000196929 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000196929 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000196929 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000196929 | EastGroup Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000196929 | Smartstop Self Storage REIT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000196929 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000196929 | Vornado Realty Trust
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000196929 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[21]
C000196929 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000196929 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000196929 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000196929 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	80.00%
C000196929 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200241 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000200241 | Argenx SE
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000200241 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000200241 | Boston Scientific Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000200241 | Stryker Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000200241 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000200241 | Masimo Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000200241 | Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000200241 | Waters Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000200241 | McKesson Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000200241 | Penumbra, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000200241 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[22]
C000200241 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000200239 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000200239 | Argenx SE
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000200239 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000200239 | Boston Scientific Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000200239 | Stryker Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000200239 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000200239 | Masimo Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000200239 | Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000200239 | Waters Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000200239 | McKesson Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000200239 | Penumbra, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000200239 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[23]
C000200239 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000200240 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000200240 | Argenx SE
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000200240 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000200240 | Boston Scientific Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000200240 | Stryker Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000200240 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000200240 | Masimo Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000200240 | Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000200240 | Waters Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000200240 | McKesson Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000200240 | Penumbra, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000200240 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[24]
C000200240 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000216733 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000216733 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216733 | Interactive Brokers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000216733 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000216733 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216733 | S&P Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216733 | Mastercard, Incorporated
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216733 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216733 | Intuit, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216733 | Tradeweb Markets, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000216733 | KKR & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000216733 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[25]
C000216733 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000216733 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	68.90%
C000216733 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000216733 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000216733 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000216734 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000216734 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216734 | Interactive Brokers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000216734 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000216734 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216734 | S&P Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216734 | Mastercard, Incorporated
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216734 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216734 | Intuit, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216734 | Tradeweb Markets, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000216734 | KKR & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000216734 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[26]
C000216734 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000216734 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	68.90%
C000216734 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000216734 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000216734 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000216732 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000216732 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216732 | Interactive Brokers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000216732 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000216732 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216732 | S&P Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216732 | Mastercard, Incorporated
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216732 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216732 | Intuit, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216732 | Tradeweb Markets, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000216732 | KKR & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000216732 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[27]
C000216732 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000216732 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	68.90%
C000216732 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000216732 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000216732 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227029 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000227029 | Bajaj Finance Limited
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000227029 | Bharti Airtel Ltd. PP
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000227029 | Max Healthcare Institute Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000227029 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000227029 | InterGlobe Aviation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000227029 | Reliance Industries Limited
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000227029 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000227029 | Trent Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227029 | Cholamandalam Investment & Finance Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227029 | Tata Consultancy Services Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000227029 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[28]
C000227029 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000227029 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000227029 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000227029 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000227029 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000227029 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000227029 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000227029 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227029 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000227029 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000227029 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000227030 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000227030 | Bajaj Finance Limited
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000227030 | Bharti Airtel Ltd. PP
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000227030 | Max Healthcare Institute Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000227030 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000227030 | InterGlobe Aviation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000227030 | Reliance Industries Limited
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000227030 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000227030 | Trent Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227030 | Cholamandalam Investment & Finance Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227030 | Tata Consultancy Services Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000227030 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[29]
C000227030 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000227030 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000227030 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000227030 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000227030 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000227030 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000227030 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000227030 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227030 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000227030 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000227030 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000227028 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000227028 | Bajaj Finance Limited
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000227028 | Bharti Airtel Ltd. PP
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000227028 | Max Healthcare Institute Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000227028 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000227028 | InterGlobe Aviation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000227028 | Reliance Industries Limited
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000227028 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000227028 | Trent Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227028 | Cholamandalam Investment & Finance Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227028 | Tata Consultancy Services Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000227028 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[30]
C000227028 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000227028 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000227028 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000227028 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000227028 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000227028 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000227028 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000227028 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227028 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000227028 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000227028 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000233227 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000233227 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	53.80%
C000233227 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000233227 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000233227 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000233227 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000233227 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000233227 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000233227 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000233227 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000233227 | Zscaler, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000233227 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[31]
C000233227 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000233227 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000233227 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000233227 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000233227 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000233227 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000233227 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000233227 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000233228 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000233228 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	53.80%
C000233228 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000233228 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000233228 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000233228 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000233228 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000233228 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000233228 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000233228 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000233228 | Zscaler, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000233228 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[32]
C000233228 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000233228 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000233228 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000233228 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000233228 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000233228 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000233228 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000233228 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000233226 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000233226 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	53.80%
C000233226 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000233226 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000233226 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000233226 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000233226 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000233226 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000233226 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000233226 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000233226 | Zscaler, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000233226 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[33]
C000233226 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000233226 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000233226 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000233226 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000233226 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000233226 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000233226 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000233226 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000196932 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000196932 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000196932 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000196932 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000196932 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000196932 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000196932 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000196932 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000196932 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196932 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000196932 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000196932 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[34]
C000196932 | India
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000196932 | China
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000196932 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000196932 | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196932 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000196932 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000196932 | United States
Holdings [Line Items]
Percent of Net Asset Value	85.00%
C000196932 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000196932 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000198571 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000198571 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000198571 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000198571 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000198571 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000198571 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000198571 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000198571 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000198571 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000198571 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000198571 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000198571 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[35]
C000198571 | India
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000198571 | China
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000198571 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000198571 | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000198571 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198571 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000198571 | United States
Holdings [Line Items]
Percent of Net Asset Value	85.00%
C000198571 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000198571 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000196933 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000196933 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000196933 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000196933 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000196933 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000196933 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000196933 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000196933 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000196933 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196933 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000196933 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000196933 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[36]
C000196933 | India
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000196933 | China
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000196933 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000196933 | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196933 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000196933 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000196933 | United States
Holdings [Line Items]
Percent of Net Asset Value	85.00%
C000196933 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000196933 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.40%

[1]	Includes short-term investments, other assets and liabilities-net.
[2]	Includes short-term investments, other assets and liabilities-net.
[3]	Includes short-term investments, other assets and liabilities-net.
[4]	Includes short-term investments, other assets and liabilities-net.
[5]	Includes short-term investments, other assets and liabilities-net.
[6]	Includes short-term investments, other assets and liabilities-net.
[7]	Includes short-term investments, other assets and liabilities-net.
[8]	Includes short-term investments, other assets and liabilities-net.
[9]	Includes short-term investments, other assets and liabilities-net.
[10]	Includes short-term investments, other assets and liabilities-net.
[11]	Includes short-term investments, other assets and liabilities-net.
[12]	Includes short-term investments, other assets and liabilities-net.
[13]	Includes short-term investments, other assets and liabilities-net.
[14]	Rounds to less than 0.1%.
[15]	Includes short-term investments, other assets and liabilities-net.
[16]	Rounds to less than 0.1%.
[17]	Includes short-term investments, other assets and liabilities-net.
[18]	Rounds to less than 0.1%.
[19]	Includes short-term investments, other assets and liabilities-net.
[20]	Includes short-term investments, other assets and liabilities-net.
[21]	Includes short-term investments, other assets and liabilities-net.
[22]	Includes short-term investments, other assets and liabilities-net.
[23]	Includes short-term investments, other assets and liabilities-net.
[24]	Includes short-term investments, other assets and liabilities-net.
[25]	Includes short-term investments, other assets and liabilities-net.
[26]	Includes short-term investments, other assets and liabilities-net.
[27]	Includes short-term investments, other assets and liabilities-net.
[28]	Includes short-term investments, other assets and liabilities-net.
[29]	Includes short-term investments, other assets and liabilities-net.
[30]	Includes short-term investments, other assets and liabilities-net.
[31]	Includes short-term investments, other assets and liabilities-net.
[32]	Includes short-term investments, other assets and liabilities-net.
[33]	Includes short-term investments, other assets and liabilities-net.
[34]	Rounds to less than 0.1%.
[35]	Rounds to less than 0.1%.
[36]	Rounds to less than 0.1%.